Share Capital - Schedule of Common Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Capitalization Equity [Line Items]
Beginning balance, Shares	119,909,016	121,540,562
Issued on exercise of stock options, Shares	423,031	205,254
Issued on sale of shares under Employee Share Purchase Plan, Shares	65,600	66,400
Repurchased under normal course issuer bid, Shares	(150,000)	(1,903,200)
Ending balance, Shares	120,247,647	119,909,016
Beginning balance	$ 425,238	$ 431,067
Issued on exercise of stock options	759	478
Transfer from additional paid-in capital on exercise of options	401	243
Issued on sale of shares under Employee Share Purchase Plan	171	196
Repurchased under normal course issuer bid	(472)	(7,134)
Ending balance	426,037	425,238
Capital Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Repurchased under normal course issuer bid, Shares	(150,000)	(1,903,200)
Issued on exercise of stock options	1,160	721
Issued on sale of shares under Employee Share Purchase Plan	171	196
Repurchased under normal course issuer bid	$ (532)	$ (6,746)